Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity
9	Equity

Ordinary shares

The Company was incorporated under the laws of the Cayman Islands on September 22, 2023. As of December 31, 2025, the authorized share capital of the Company was US$50,000 divided into 3,125,000 Class A Ordinary Shares and 3,125,000 Class B Ordinary Shares, par value US$0.008 per share. Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. Each holder of our Class A Ordinary Share is entitled to one vote per share. Each holder of our Class B Ordinary Share was then entitled to 10 votes per share.

The Company issued 489,375 Class A Ordinary Shares and 1,760,625 Class B Ordinary Shares, which were outstanding as of December 31, 2024.

Upon completion of the IPO and the full exercise of the underwriter’s over-allotment option on April 11, 2025 and May 8, 2025, respectively, the Company had 920,625 Class A Ordinary Shares and 1,760,625 Class B Ordinary Shares, which were issued and outstanding as of December 31, 2025.